Average Annual Total Returns - Goldman Sachs Access Investment Grade Corporate Bond ETF	Goldman Sachs Access Investment Grade Corporate Bond ETF 1 Year	Goldman Sachs Access Investment Grade Corporate Bond ETF Since Inception	Goldman Sachs Access Investment Grade Corporate Bond ETF Inception Date	Goldman Sachs Access Investment Grade Corporate Bond ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Access Investment Grade Corporate Bond ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Access Investment Grade Corporate Bond ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Access Investment Grade Corporate Bond ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Goldman Sachs Investment Grade Corporate Bond Index (reflects no deduction for fees or expenses) 1 Year	FTSE Goldman Sachs Investment Grade Corporate Bond Index (reflects no deduction for fees or expenses) Since Inception	Bloomberg Barclays US Corporate Investment Grade Index (Total Return, Unhedged) 1 Year	Bloomberg Barclays US Corporate Investment Grade Index (Total Return, Unhedged) Since Inception
Total	10.00%	6.59%	Jun. 06, 2017	8.79%	5.29%	5.89%	4.49%	10.22%	6.81%	9.86%	6.61%